Morgan, Lewis & Bockius LLP

One Federal Street

Boston, Massachusetts 02110

April 17, 2015

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re:	Legg Mason Partners Income Trust

(filing relates to Western Asset California Municipals Fund and Western Asset

Managed Municipals Fund (the “Funds”))

(File Nos. 002-96408 and 811-04254)

Ladies and Gentlemen:

On behalf of Legg Mason Partners Income Trust, a Maryland statutory trust (the “Trust”), we are hereby filing Post-Effective Amendment No. 285 to the registration statement for the Trust (the “Amendment”) relating to the Funds, on Form N-1A under the Securities Act of 1933, as amended (the “1933 Act”). The Amendment is to be effective 60 days after the filing thereof.

The Amendment is being filed pursuant to Rule 485(a) under the 1933 Act for the purpose of adding disclosure (the “New TOB Disclosure”) to the Funds’ prospectuses (the “Prospectuses”) and the Funds’ statement of additional information (the “Statement of Additional Information”) relating to the contemplated use of tender option bond transactions by the Funds.

With the exception of the New TOB Disclosure, the disclosure included in the Prospectuses and Statement of Additional Information contained in the Amendment is substantially similar to that which has been included in other post-effective amendments filed by the Registrant and that have been reviewed by the Staff, such as Post-Effective Amendment No. 277 to the Trust’s registration statement on Form N-1A relating to Western Asset Short Duration Municipal Income Fund, as filed with the Commission on December 1, 2014.

In light of the foregoing, the Registrant hereby requests that the Staff, in reviewing the Prospectuses and Statement of Additional Information contained in the Amendment, use the selective review procedure set forth in Investment Company Act Release No. 13768 (February 15, 1984) in processing the Amendment.

In connection with the Registrant’s request for selective review, the Registrant notes that the New TOB Disclosure consists of: (i) references to inverse floating rate instruments and tender option bond transactions under the section of each Prospectus titled “Principal investment strategies”; (ii) a paragraph titled “Tender option bond risk” under the section of each Prospectus

Securities and Exchange Commission

April 17, 2015

titled “Principal risks”; (iii) a paragraph titled “Tender option bonds” and a paragraph titled “Tender option bond risk” under the section of each Prospectus titled “More on the fund’s investment strategies, investments and risks”; and (iv) several paragraphs in the subsection titled “Tender option bonds” under the section of the Statement of Additional Information titled “Supplemental Information Regarding Investment Practices and Risk Factors.”

Please call the undersigned at (617) 951-8267 with any comments or questions relating to the filing.

Sincerely,

/s/ Barry N. Hurwitz

Barry N. Hurwitz